Income tax expense	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income tax expense

10.    Income tax expense

	2021	2020	2019

Current income tax expense	(681,513)	(724,688)	(570,509)
Deferred income tax credit/(expense)	1,171,697	337,495	(215,121)
Total income tax expense	490,184	(387,193)	(785,630)

10.    Income tax expense (continued)

Income tax expense is attributable to profit from continuing operations.

Income tax relating to each component of other comprehensive income		Tax (expense)/
2021	Before tax	credit	Net of tax
Foreign currency translation differences	2,410,295	(861,143)	1,549,152
Change in cash flow hedge reserve	197,211	(55,912)	141,299
Change in cost of hedging reserve	(1,185,074)	237,015	(948,059)
Fair value reserve	(65,494)	13,099	(52,395)
Hedges of net investments in foreign operations	(1,558,374)	311,675	(1,246,699)
Remeasurements of employee termination benefits	(163,588)	32,276	(131,312)
	(365,024)	(322,990)	(688,014)

2020
Foreign currency translation differences	29,352	7,729	37,081
Change in cash flow hedge reserve	9,914	(5,957)	3,957
Change in cost of hedging reserve	(487,644)	92,089	(395,555)
Fair value reserve	(1,970)	483	(1,487)
Hedges of net investments in foreign operations	(368,959)	72,684	(296,275)
Remeasurements of employee termination benefits	(37,230)	6,085	(31,145)
	(856,537)	173,113	(683,424)

2019
Foreign currency translation differences	536,796	(99,234)	437,562
Change in cash flow hedge reserve	(217,877)	47,933	(169,944)
Change in cost of hedging reserve	75,605	(16,634)	58,971
Fair value reserve	4,451	(979)	3,472
Hedges of net investments in foreign operations	(55,389)	12,186	(43,203)
Remeasurements of employee termination benefits	(36,385)	8,005	(28,380)
	307,201	(48,723)	258,478

10.   Income tax expense (continued)

Reconciliation of income tax expense

	2021	2020	2019
Profit from continuing operations before income tax expense	4,541,094	4,626,813	3,289,884
(Loss) from discontinued operations before income tax expense	—	—	772,436
Profit before income tax expense	4,541,094	4,626,813	4,062,320

Tax at the Turkey’s tax rate	(1,135,274)	(1,017,899)	(893,710)
Difference in overseas tax rates	16,711	(3,825)	(12,580)
Effect of exemptions	231,817	130,718	123,878
Revaluation effect of tangible and intangible assets (*)	1,641,145	—	—
Previously unrecognized tax losses used to reduce deferred tax expense (**)	—	665,842	—
Utilization of previously unrecognized tax losses	—	6,746	—
Effect of amounts which are not deductible and permanent differences	(467,266)	(123,738)	(134,538)
Tax exemptions from sale of subsidiary and associate (***)	—	—	169,936
Change in unrecognized deferred tax assets (****)	(17,970)	(47,094)	(41,681)
Adjustments for current tax of prior years	(5,115)	(4,667)	3,880
Effect of increase in corporate tax rate in Turkey	237,709	8,119	—
Tax effect of investment in associate and joint venture	(13,514)	(2,794)	(2,592)
Other	1,941	1,399	1,777
Total income tax expense	490,184	(387,193)	(785,630)

(*) With Article 11 of the Law No. 7326 published in the Official Gazette on 9 June 2021, the opportunity to revalue the properties and depreciable economic assets on the effective date of the law was introduced. The provision of the article can be used until 31 December 2021. These assets will be valued with the Producer Price Index (“PPI”) rate and tax, calculated 2% of valuation difference, paid in 3 installments (at two-month intervals) at the rate of 2%. For revalued assets, the valuation difference can be depreciated and written off as an expense. Within the scope of the law amendment, deferred tax asset has been recognised in the statement of financial position based on the revaluation records for fixed assets in the legal book, and the deferred tax income related to this asset has been recorded in the consolidated statement of profit or loss.

(**) Mainly comprises the deferred tax credit of TL 665,842 which relates to the carried-forward tax losses of lifecell. lifecell has recorded positive taxable profits for the year ended 31 December 2020, mainly as a result of increased subscriber numbers and cost management.  The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable profits based on the business plan of lifecell. The tax losses can be carried forward indefinitely and have no expiry date.

(***) For the years ended 31 December 2019, includes the Group’s transfer of its total shareholding in Fintur and Azerinteltek, respectively.

(****) Mainly comprises of unused tax losses for which no deferred tax asset has been recognized.

On 22 April 2021, a temporary article is added to the Turkey’s Corporate Tax Law No. 5220 which was published in the Official Gazette. The Law increases the corporate tax rate under Corporate Tax Law from the current 20% rate to 25% for the tax year 2021 and to 23% rate for the tax year 2022; the change took effect on the Law’s date of publication. It is expected to continue with 20% afterwards.

10.  Income tax expense (continued)

Reconciliation of income tax expense (continued)

In Turkey, there is no procedure for a final and definitive agreement on tax assessments. Companies file their tax returns by the end of the fourth month following the closing of the accounting year to which they relate. Corporate tax payment is made by the end of the month in which the tax return is filed. The tax authorities may, however, examine such returns and the underlying accounting records, and may revise assessments within a five-year period. Advance tax returns are filed on a quarterly basis.

In Turkey, the transfer pricing provisions have been stated under Article 13 of Corporate Tax Law with the heading of “disguised profit distribution via transfer pricing”. The General Communiqué on disguised profit distribution via Transfer Pricing, dated 18 November 2007 sets out the details of implementation.

If a taxpayer enters into transactions regarding the sale or purchase of goods and services with related parties, where the prices are not set in accordance with arm’s length principle, then related profits are considered to be distributed in a disguised manner through transfer pricing. Such disguised profit distributions through transfer pricing are not accepted as tax deductible for corporate income tax purposes.

The deduction of 100% of the research and development expenses is allowed when the taxpayers are made these expenditures exclusively for new technology and information researches.

Dividend payments of Turkish resident corporations to Turkish real persons, foreign corporations and foreign real persons are subject to 15% withholding tax. It is possible to apply reduced withholding tax rate for dividend payments made to abroad, under the scope of provisions of an applicable double taxation treaty. On the other hand, dividend payments made to Turkish resident companies are not subject to withholding tax.

Dividend income of Turkish taxpayers received from other Turkish taxpayers is exempted from corporate tax. However, dividends received from participation shares and stocks of fund and investment partnerships cannot utilize from this exemption.

The earnings arising from the sale of founding shares, redeemed shares and priority rights, which the institutions have for at least two full years in their assets are exempted from corporate tax for 75%. The earnings arising from the sale of immovables, which the institutions have for at least two full years in their assets are exempted from corporate tax for 50%. The exempted earnings are transferred to another account in any way other than being added to the capital within five years or withdrawn from the business or taxes not accrued on time due to the exception applied for the part transferred to the head office by limited taxpayer institutions are considered to be lost. The sales must be collected until the end of the second calendar year following the sale

Pursuant to Article 10/13-h of Law No.7143 published in the Official Gazette dated 18 May 2018 and numbered 30425;

●	For the resident real persons and institutions,
-	Income from the sale of non-resident subsidiary shares,
-	Participation income from non-resident subsidiaries,

10.   Income tax expense (continued)

Reconciliation of income tax expense (continued)

-	Commercial income through permanent establishment and permanent representatives abroad, including those obtained until the date 31 October 2018, are exempted from income tax or corporation tax under condition that incomes are transferred from the effective date of Article until 31 December 2018. In accordance with the Presidential Decree dated 29 August 2018 and numbered 48, the terms of the Article have been extended for 6 months. In this way, including those obtained until the date 30 April 2019, income from the sale of non-resident subsidiary’s shares are exempted from corporation tax under condition that incomes are transferred until 30 June 2019.
●	For the resident real persons and institutions, income from the liquidation of non-resident institutions are exempt from income tax or corporation tax under condition that incomes are transferred to Turkey until the date 31 December 2018. In accordance with the President Decision dated 29 August 2018 and numbered 48, the terms of the Article have been extended for 6 months. In this way, income from the liquidation of non-resident institutions are exempted from corporation tax under condition that incomes are transferred until 30 June 2019.

7532 Law on amending the Tax Procedure Law and Corporate Tax Law was enacted on 20 January 2022. It has been decided that the financial statements will not be subject to inflation adjustment in the 2021 and 2022 accounting periods, including the provisional accounting periods, and in the provisional tax periods of the 2023 accounting period, regardless of whether the conditions for the inflation adjustment within the scope of the Repeated Article 298 are met. In line with the Law No. 7352, inflation adjustment will be applied to the financial statements dated 31 December 2023, and the profit/loss difference arising from the inflation adjustment will not be taxed.